Advertising Expenses (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising Expenses [Abstract]
Advertising expenses	$ 43.1	$ 188.6	$ 101.6
Advertising expenses charged from Sohu	$ 2.7	$ 10.4	$ 13.4